Property, plant and equipment (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
As of January	$ 1,273,987,695	$ 1,356,846,302
Additions	151,398,096	138,289,044
Additions for business combinations (cost)	177,256,928	794,369
Additions for business combinations (depreciation)	(162,589,072)	(138,743)
Transfers
Transfers to Non-current assets of disposal groups classified as held for sale (cost)	(506,853)	(20,207,777)
Conversion effect historic (cost)	(29,594,698)	(296,988,035)
Write off (cost)	(7,417,284)	(7,332,343)
Write off (depreciation)	7,087,979	6,635,336
Capitalized interests	897,679	761,764
Depreciation	(134,583,893)	(104,966,095)
Conversion effect (depreciation)	9,825,088	55,932,525
Others increases (decreases)	238,100,872	145,563,649
Divestitures (cost)	(22,079,661)	(18,238,545)
Divestitures (depreciation)	20,925,573	17,036,244
Sub-Total	248,720,754	(82,858,607)
Book Value	1,522,708,449	1,273,987,695
As of December	1,522,708,449	1,273,987,695
Land, buildings and contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	561,181,361	581,500,751
Additions
Additions for business combinations (cost)	88,470,136	181,006
Additions for business combinations (depreciation)	(84,333,663)	(18,054)
Transfers	62,753,106	48,036,193
Transfers to Non-current assets of disposal groups classified as held for sale (cost)	(506,853)	(20,207,777)
Conversion effect historic (cost)	(9,232,020)	(63,104,205)
Write off (cost)	(83,937)	(409,818)
Write off (depreciation)	82,156	375,578
Capitalized interests
Depreciation	(27,890,418)	(24,989,553)
Conversion effect (depreciation)	5,517,420	3,365,254
Others increases (decreases)	63,120,877	36,545,275
Divestitures (cost)	(140,144)	(1,916,386)
Divestitures (depreciation)	140,084	1,823,097
Sub-Total	97,896,744	(20,319,390)
Book Value	659,078,105	561,181,361
As of December	659,078,105	561,181,361
Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
As of January	369,649,055	369,802,866
Additions
Additions for business combinations (cost)	72,966,245	534,269
Additions for business combinations (depreciation)	(67,937,215)	(100,613)
Transfers	85,199,469	67,714,703
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(13,285,027)	(113,528,101)
Write off (cost)	(2,982,441)	(3,694,017)
Write off (depreciation)	2,799,668	3,245,257
Capitalized interests
Depreciation	(47,667,987)	(33,391,578)
Conversion effect (depreciation)	3,330,929	16,180,666
Others increases (decreases)	105,791,787	63,049,635
Divestitures (cost)	(978,499)	(2,683,843)
Divestitures (depreciation)	816,166	2,519,811
Sub-Total	138,053,095	(153,811)
Book Value	507,702,150	369,649,055
As of December	507,702,150	369,649,055
Bottles and containers [Member]
IfrsStatementLineItems [Line Items]
As of January	72,997,087	83,085,838
Additions
Additions for business combinations (cost)	2,649,396
Additions for business combinations (depreciation)	(2,480,683)
Transfers	18,204,523	26,923,762
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(5,496,314)	(67,485,035)
Write off (cost)	(2,818,278)	(1,745,448)
Write off (depreciation)	2,714,634	1,568,049
Capitalized interests
Depreciation	(29,209,087)	(21,216,223)
Conversion effect (depreciation)	1,335,164	26,110,062
Others increases (decreases)	40,340,406	25,926,231
Divestitures (cost)	(9,870,685)	(7,033,035)
Divestitures (depreciation)	9,563,494	6,862,886
Sub-Total	24,932,570	(10,088,751)
Book Value	97,929,657	72,997,087
As of December	97,929,657	72,997,087
Other Equipment [Member]
IfrsStatementLineItems [Line Items]
As of January	52,780,774	51,218,530
Additions
Additions for business combinations (cost)	8,561,542
Additions for business combinations (depreciation)	(5,769,867)
Transfers	21,287,171	18,748,098
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	330,494	(15,443,833)
Write off (cost)	(1,010,239)	(1,013,849)
Write off (depreciation)	993,355	1,013,399
Capitalized interests
Depreciation	(17,226,695)	(13,532,247)
Conversion effect (depreciation)	(402,828)	9,095,329
Others increases (decreases)	4,979,101	2,886,596
Divestitures (cost)	(7,368,902)	(3,109,155)
Divestitures (depreciation)	7,177,329	2,917,906
Sub-Total	11,550,461	1,562,244
Book Value	64,331,235	52,780,774
As of December	64,331,235	52,780,774
Assets under contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	159,155,584	211,047,748
Additions	151,398,096	138,289,044
Additions for business combinations (cost)	551,780
Additions for business combinations (depreciation)
Transfers	(207,075,134)	(174,281,473)
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(1,244,492)	(30,065,398)
Write off (cost)
Write off (depreciation)
Capitalized interests	897,679	761,764
Depreciation
Conversion effect (depreciation)
Others increases (decreases)	17,290,371	13,403,899
Divestitures (cost)
Divestitures (depreciation)
Sub-Total	(38,181,700)	(51,892,164)
Book Value	120,973,884	159,155,584
As of December	120,973,884	159,155,584
Furniture, accesories and vehicles [Member]
IfrsStatementLineItems [Line Items]
As of January	31,755,393	29,727,374
Additions
Additions for business combinations (cost)	4,057,829	79,094
Additions for business combinations (depreciation)	(2,067,644)	(20,076)
Transfers	12,757,139	12,850,863
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(65,992)	(1,280,069)
Write off (cost)	(522,389)	(469,211)
Write off (depreciation)	498,166	433,053
Capitalized interests
Depreciation	(10,169,683)	(9,853,805)
Conversion effect (depreciation)	(80,968)	280,915
Others increases (decreases)	1,737,930	65,091
Divestitures (cost)	(2,292,147)	(577,033)
Divestitures (depreciation)	2,066,297	519,197
Sub-Total	5,918,538	2,028,019
Book Value	37,673,931	31,755,393
As of December	37,673,931	31,755,393
Under production vines [Member]
IfrsStatementLineItems [Line Items]
As of January	26,468,441	30,463,195
Additions
Additions for business combinations (cost)
Additions for business combinations (depreciation)
Transfers	6,873,726	7,854
Transfers to Non-current assets of disposal groups classified as held for sale (cost)
Conversion effect historic (cost)	(601,347)	(6,081,394)
Write off (cost)
Write off (depreciation)
Capitalized interests
Depreciation	(2,420,023)	(1,982,689)
Conversion effect (depreciation)	125,371	900,299
Others increases (decreases)	4,840,400	3,686,922
Divestitures (cost)	(1,429,284)	(2,919,093)
Divestitures (depreciation)	1,162,203	2,393,347
Sub-Total	8,551,046	(3,994,754)
Book Value	35,019,487	26,468,441
As of December	35,019,487	26,468,441
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As of January	2,393,284,223	2,443,393,824
As of December	2,912,463,922	2,393,284,223
Gross carrying amount [member] | Land, buildings and contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	861,973,319	862,106,306
As of December	1,068,381,138	861,973,319
Gross carrying amount [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
As of January	829,082,360	813,091,440
As of December	1,079,935,259	829,082,360
Gross carrying amount [member] | Bottles and containers [Member]
IfrsStatementLineItems [Line Items]
As of January	229,128,739	253,015,079
As of December	273,594,861	229,128,739
Gross carrying amount [member] | Other Equipment [Member]
IfrsStatementLineItems [Line Items]
As of January	167,059,351	164,415,831
As of December	194,175,897	167,059,351
Gross carrying amount [member] | Assets under contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	159,155,584	211,047,748
As of December	120,973,884	159,155,584
Gross carrying amount [member] | Furniture, accesories and vehicles [Member]
IfrsStatementLineItems [Line Items]
As of January	102,103,144	91,014,222
As of December	118,295,809	102,103,144
Gross carrying amount [member] | Under production vines [Member]
IfrsStatementLineItems [Line Items]
As of January	44,781,726	48,703,198
As of December	57,107,074	44,781,726
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
As of January	(1,119,296,528)	(1,086,547,522)
As of December	(1,389,755,473)	(1,119,296,528)
Accumulated depreciation and amortisation [member] | Land, buildings and contruction [Member]
IfrsStatementLineItems [Line Items]
As of January	(300,791,958)	(280,605,555)
As of December	(409,303,033)	(300,791,958)
Accumulated depreciation and amortisation [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
As of January	(459,433,305)	(443,288,574)
As of December	(572,233,109)	(459,433,305)
Accumulated depreciation and amortisation [member] | Bottles and containers [Member]
IfrsStatementLineItems [Line Items]
As of January	(156,131,652)	(169,929,241)
As of December	(175,665,204)	(156,131,652)
Accumulated depreciation and amortisation [member] | Other Equipment [Member]
IfrsStatementLineItems [Line Items]
As of January	(114,278,577)	(113,197,301)
As of December	(129,844,662)	(114,278,577)
Accumulated depreciation and amortisation [member] | Assets under contruction [Member]
IfrsStatementLineItems [Line Items]
As of January
As of December
Accumulated depreciation and amortisation [member] | Furniture, accesories and vehicles [Member]
IfrsStatementLineItems [Line Items]
As of January	(70,347,751)	(61,286,848)
As of December	(80,621,878)	(70,347,751)
Accumulated depreciation and amortisation [member] | Under production vines [Member]
IfrsStatementLineItems [Line Items]
As of January	(18,313,285)	(18,240,003)
As of December	$ (22,087,587)	$ (18,313,285)